STAGECOACH TRUST
                      Registration Nos. 33-64352; 811-7780

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Class A, Class B, Class C and Institutional Class shares, as applicable, of the Trust's LifePath Opportunity (formerly, LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A, the text of which was filed on June 30, 1998.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of July, 1998.


Witness:                                         STAGECOACH TRUST


By:    /s/ Ann Bonsteel                     By:  /s/ Richard H. Blank, Jr.
Name:  Ann Bonsteel                              Richard H. Blank, Jr.
Title: Assistant Secretary                       Chief Operating Officer,
                                                 Secretary and Treasurer